Other assets	12 Months Ended
Dec. 31, 2022
Other assets [Abstract]
Other assets [Text Block]

14Other assets

Accounting policies

The company recognizes contract assets for revenue earned from installation services because the receipt of consideration is conditional on successful completion of the installation. Upon completion of the installation and acceptance by the customer, the amount recognized as contract assets is reclassified to trade receivables.

Other assets are measured at amortized cost minus any impairment losses.

Other non-current assets

Other non-current assets as of December 31, 2022 were EUR 98 million (2021: EUR 129 million). These are mainly related to prepaid expenses.

Other current assets

Other current assets as of December 31, 2022 of EUR 490 million (2021: EUR 493 million) included contract assets of EUR 292 million (2021: EUR 290 million), accrued income of EUR 24 million (2021: EUR 31 million) and prepaid expenses of EUR 174 million (2021: EUR 172 million) mainly related to Diagnosis & Treatment businesses and Connected Care businesses.